Securities - Pledged assets (Details) - USD ($) $ in Billions	Dec. 31, 2018	Dec. 31, 2017
Securities [Abstract]
Pledged assets	$ 120	$ 111
Pledged collateral for potential borrowings at the Federal Reserve Discount Window	96	92
Pledged asset, other not separately reported, potential borrowings at FHLB	7	5
Pledged securities	100	96
Pledged loans	15	13
Pledged trading assets	4	2
Pledged interest-bearing deposits	1
Financial instruments owned and pledged as collateral, amount eligible to be pledged by counterparty	13	10
Pledged assets permitted to be sold or repledged	151	86
Market value of securities received as collateral that have been sold or repledged	101	49
Cash segregated under federal or other regulations	2	2
Securities segregated under federal or other regulations	$ 2	$ 1